INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
At December 31, 2020 and 2019, we have the following participation in investments that are recorded using the equity method:

	2020	2019
Golar Partners (1)	32.8%	32.0%
Egyptian Company for Gas Services S.A.E (“ECGS”)	50.0%	50.0%
Hygo	50.0%	50.0%
Avenir LNG Limited (“Avenir”)	23.1%	22.5%
(1) As of December 31, 2020, we held a 32.8% (2019: 32.0%) ownership interest in Golar Partners (including our 2% general partner interest) and 100% of the IDRs.

The carrying amounts of our investments in our equity method investments as at December 31, 2020 and 2019 are as follows:

(in thousands of $)	2020	2019
Golar Partners	67,429	214,296
Hygo	200,337	261,693
Avenir	39,984	28,101
ECGS	4,401	4,715
Equity in net assets of affiliates	312,151	508,805

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2020	2019
Balance as of January 1,	508,805	571,782
Additions	5,419	7,348
Capitalized interest	2,718	15,996
Dividends	(10,584)	(36,726)
Equity in net losses of affiliates	(40,644)	(45,799)
Impairment of investment in affiliate (1)	(135,883)	(500)
Share of other comprehensive income of affiliates	(17,680)	(3,296)
Balance as at December 31,	312,151	508,805

(1) In 2018, we entered into an agreement to form the Cool Company Limited, (“Cool Co”) with the intention to spin-off our LNG shipping fleet. Under the shareholders' agreement, we contributed $0.5 million representing 49.5% of the Cool Co. In 2019, due to misalignment of interests between the founding parties, we withdrew from the process. Subsequently, in December 2019, we acquired the remaining shareholding in Cool Co. and recognized an impairment charge of $0.5 million.

Summarized financial information of affiliated undertakings
Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2020
	ECGS	Golar Partners	Hygo	Avenir
Balance Sheet
Current assets	26,589	146,821	109,596	18,275
Non-current assets	88	1,880,840	917,976	151,940
Current liabilities	(15,925)	(832,277)	(97,245)	(18,950)
Non-current liabilities	(931)	(570,063)	(453,278)	(26,744)
Non-controlling interests	—	82,112	13,557	—

(in thousands of $)	December 31, 2020
	ECGS	Golar Partners	Hygo	Avenir
Statement of Operations
Revenue	31,441	284,734	47,295	2,340
Net (loss)/income	(486)	18,077	(61,859)	(6,006)

(in thousands of $)	December 31, 2019
	ECGS	Golar Partners	Hygo	Avenir
Balance Sheet
Current assets	27,719	133,299	126,406	26,198
Non-current assets	95	1,972,313	1,028,386	71,742
Current liabilities	(16,024)	(309,154)	(232,200)	(3,641)
Non-current liabilities	(1,203)	(1,143,764)	(338,351)	(4,830)
Non-controlling interests	—	83,231	7,090	—

Statement of Operations
Revenue	32,052	299,652	45,223	1,058
Net income/(loss)	297	21,134	(6,928)	(7,878)